Operating Leases (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Impairment of operating lease	$ 24,454	$ 0
Accumulated amortization of ROU asset	127,320
Operating lease income	$ 60,482	$ 0